PROPERTY AND EQUIPMENT (Detail Textuals) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Property, plant and equipment [abstract]
Amortization	$ 693,323	$ 385,950
Cost of goods sold include amortization	$ 1,948,666	$ 1,252,985